Income tax expense - Reconciliation (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Profit before tax		£ 493	£ 296	£ 325
Tax calculated at domestic tax rates applicable to profits in the respective countries		123	69	77
Adjustment in respect of previous periods		(12)	(9)	(16)
Expenses not deductible for tax purposes - one-off and adjusting items		1	9	3
Expenses not deductible for tax purposes - other		6	3	3
Income not subject to tax		(2)	(5)	(1)
Impairment of goodwill			5
Goodwill deductions and revaluation of intangible assets				(2)
Deferred tax recognised on losses		(3)	(1)	(4)
Deferred tax impact of change in tax rates			(7)	(4)
Provisions utilised for which no deferred tax assets were recognised			(1)	(1)
Local business taxes		1	1	1
US BEAT liability		1		5
Tax credits		(2)
Other		(1)		1
Total income tax expense	[1]	£ 112	£ 64	£ 62

[1]	Taxation includes £106m (2022: £58m; 2021: £50m) in respect of overseas taxation.